UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Profit/(loss) before income taxes	¥ (500,854)	¥ 30,463
Adjustments for:
Depreciation of property and equipment	18	1,474
Amortization of intangible asset	52	1
Loss on disposal of discontinued operations and subsidiaries	499,539
Provision of credit impairment losses	0	6,311
Operating profit/(loss) before working capital changes	(1,245)	38,249
Loans receivable	0	(51,545)
Trade receivable	(4,670)	0
Prepaid expenses and others	(2,299)	(266)
Salary and benefit payable	304	1,023
Interest payable	0	8,987
Other payable	4,570	3,388
Net cash used in operating activities from continued operations	(3,340)	(164)
Net cash provided by operating activities from discontinued operations	0	0
Cash used in operating activities	(3,340)	(164)
Cash flows from investing activity:
Purchase for property, plant and equipment	1,068	0
Net cash used in investing activities from continued operations	1,068	0
Net cash used in investing activity	(1,068)	0
Net decrease in cash and restricted cash	(4,408)	(164)
Cash and restricted cash at beginning of the period	2,533	295
Exchange losses on cash and restricted cash	2,184	158
Cash and restricted cash at end of the period	¥ 309	¥ 289